Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
Statement of Compliance

a.

Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as of and for the year ended December 31, 2019 (the "Annual Financial Statements").

These condensed consolidated interim financial statements as at and for the six months ended June 30, 2020 were authorized for issuance by the Company's Board of Directors on October 19, 2020.

Use of Estimates and Judgments

b.

Use of Estimates and Judgments

The preparation of financial statements in conformity with International Financial Reporting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group's accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the Annual Financial Statements.